Accounts receivable and other receivables - Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	$ 4,829	$ 5,968
Other receivables	1,820	2,722
Accounts receivable and other receivable non current net	6,649	8,690
Current, less than 30 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	3,491	4,678
Other receivables	983	1,401
Accounts receivable and other receivable non current net	4,474	6,079
1 -30 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	44	107
Other receivables	25	218
Accounts receivable and other receivable non current net	69	325
31 -60 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	30	64
Other receivables	9	38
Accounts receivable and other receivable non current net	39	102
61 -90 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	73	43
Other receivables	15	31
Accounts receivable and other receivable non current net	88	74
Greater than 90 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	1,191	1,076
Other receivables	788	1,034
Accounts receivable and other receivable non current net	$ 1,979	$ 2,110